Note 14 - Investment in Subsidiaries - Subsidiaries (Details)	12 Months Ended
Mar. 31, 2018
VivoPower International Services Limited [Member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Registered address	3rd Floor 37 Esplanade, St Helier, Jersey, JE2 3QA
VivoPower International Holdings Limited [Member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Registered address	91 Wimpole Street, London, UK, W1G 0EF
VivoPower USA LLC [Member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Registered address	251 Little Falls Drive, Wilmington, DE, USA 19808
VivoRex LLC [Member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Registered address	251 Little Falls Drive, Wilmington, DE, USA 19808
VivoPower US-NC-31, LLC [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Registered address	251 Little Falls Drive, Wilmington, DE, USA 19808
VivoPower US-NC-47, LLC [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Registered address	251 Little Falls Drive, Wilmington, DE, USA 19808
VivoPower (USA) Development, LLC [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Registered address	251 Little Falls Drive, Wilmington, DE, USA 19808
VivoPower Pty Limited [Member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Registered address	153 Walker St, North Sydney NSW, Australia 2060
VivoPower WA Pty Limited [Member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Registered address	153 Walker St, North Sydney NSW, Australia 2060
VVP Project 1 Pty Limited [Member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Registered address	153 Walker St, North Sydney NSW, Australia 2060
VVP Project 2 Pty Limited [Member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Registered address	153 Walker St, North Sydney NSW, Australia 2060
Amaroo Solar Tco Pty Limited [Member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Registered address	153 Walker St, North Sydney NSW, Australia 2060
Amaroo Solar Hco Pty Limited [Member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Registered address	153 Walker St, North Sydney NSW, Australia 2060
Amaroo Solar Fco Pty Limited [Member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Registered address	153 Walker St, North Sydney NSW, Australia 2060
Amaroo Solar Pty Limited [Member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Registered address	153 Walker St, North Sydney NSW, Australia 2060
SC Tco Pty Limited [Member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Registered address	153 Walker St, North Sydney NSW, Australia 2060
SC Hco Pty Limited [Member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Registered address	153 Walker St, North Sydney NSW, Australia 2060
SC Fco Pty Limited [Member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Registered address	153 Walker St, North Sydney NSW, Australia 2060
SC Oco Pty Limited [Member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Registered address	153 Walker St, North Sydney NSW, Australia 2060
ACN 613885224 Pty Limited [Member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Registered address	153 Walker St, North Sydney NSW, Australia 2060
Juice Capital Fund 1 Pty Limited [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Registered address	153 Walker St, North Sydney NSW, Australia 2060
Aevitas O Holdings Pty Limited [Member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Registered address	153 Walker St, North Sydney NSW, Australia 2060
Aevitas Group Limited [Member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	99.90%
Registered address	153 Walker St, North Sydney NSW, Australia 2060
Aevitas Holdings Pty Limited [Member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Registered address	153 Walker St, North Sydney NSW, Australia 2060
Electrical Engineering Group Pty Limited [Member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Registered address	153 Walker St, North Sydney NSW, Australia 2060
JA Martin Electrical Limite [Member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Registered address	153 Walker St, North Sydney NSW, Australia 2060
Kenshaw Electrical Pty Limited [Member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Registered address	153 Walker St, North Sydney NSW, Australia 2060
VivoPower Singapore Pte Limited [Member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Registered address	36, UOB Plaza 1, 80 Raffles Pl, Singapore 048624
V.V.P. Holdings Inc. [Member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	40.00%
Registered address	Unit 10A, Net Lima Building, 5th Avenue cor. 26th
VivoPower Philippines Inc. [Member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	64.00%
Registered address	Street, E-Square Zone, Crescent Park West,
VivoPower RE Solutions Inc. [Member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	64.00%
Registered address	Bonifacio Global City, Taguig, Metro Manila
Innovative Solar Ventures I, LLC [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	50.00%
Registered address	251 Little Falls Drive, Wilmington, DE, USA 19808